Filed pursuant to Rule 497

File No. 333-178548

HMS Income Fund, Inc.

Supplement dated September 28, 2012

to

Prospectus dated June 11, 2012

_________________________________________

This supplement contains information that amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. dated June 11, 2012 (as so supplemented and amended, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission, and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 31 of the Prospectus before you decide to invest.

_________________________________________

This supplement amends the Prospectus as follows:

RISK FACTORS

The second complete risk factor found on page 32 of the Prospectus is hereby replaced with the following:

There is a risk that investors in our equity securities may not receive distributions or that our distributions may not grow over time.

We cannot assure you that we will achieve investment results that will allow us to make a specified level of cash distributions or year-to-year increases in cash distributions. In addition, due to the asset coverage test applicable to us as a BDC, we may be limited in our ability to make distributions.

The third complete risk factor on page 32 of the Prospectus is hereby replaced with the following:

The amount of our distributions to our stockholders is uncertain. Portions of the distributions that we pay may represent a return of capital to you for U.S. federal income tax purposes which will lower your tax basis in your shares and reduce the amount of funds we have for investment in targeted assets. We may not be able to pay you distributions, and our distributions may not grow over time.

We may pay distributions from offering proceeds, borrowings or the sale of assets to the extent our cash flow from operations, net investment income or earnings are not sufficient to fund declared distributions. We cannot assure you that we will achieve investment results that will allow us to make a targeted level of distributions or year-to-year increases in distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC can limit our ability to pay distributions. All distributions will be paid at the discretion of our board of directors and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable BDC regulations and such other factors as our board of directors may deem relevant from time to time. We cannot assure you that we will pay distributions to our stockholders in the future.

To the extent that we pay any distributions from the proceeds of this offering or from borrowings in anticipation of future cash flow, this may constitute a return of your capital and will lower your tax basis in your shares. Distributions from the proceeds of this offering or from borrowings also could reduce the amount of capital we ultimately invest in debt and equity interests of portfolio companies. We have not established any limit on the extent to which we may use borrowings, if any, or proceeds from this offering to fund distributions (which may reduce the amount of capital we ultimately invest in assets). There can be no assurance that we will be able to sustain distributions at any particular level or at all. Our Advisers have agreed to waive management and incentive fees for up to twelve months from the commencement of the offering to the extent required to avoid distributions that are estimated to represent a return of capital for U.S. federal income tax purposes during such period.

The second complete risk factor on page 51 of the Prospectus is hereby replaced with the following:

If we do not qualify as a “publicly offered regulated investment company,” as defined in the Code, you will be taxed as though you received a distribution of some of our expenses.

A “publicly offered regulated investment company” is a RIC whose shares are either (i) continuously offered pursuant to a public offering, (ii) regularly traded on an established securities market or (iii) held by at least 500 persons at all times during the taxable year. If we are not a publicly offered RIC for any period, a non-corporate stockholder’s allocable portion of our affected expenses, including our management fees, will be treated as an additional distribution to the stockholder and will be deductible by such stockholder only to the extent permitted under the limitations described below. For non-corporate stockholders, including individuals, trusts, and estates, significant limitations generally apply to the deductibility of certain expenses of a non-publicly offered RIC, including advisory fees. In particular, these expenses, referred to as miscellaneous itemized deductions, are deductible to an individual only to the extent they exceed 2% of such a stockholder’s adjusted gross income, and are not deductible for alternative minimum tax purposes. Because shares of our common stock currently are continuously offered pursuant to a public offering, we believe that we currently constitute a publicly offered regulated investment company. There can be no assurance, however, that shares of our common stock will continue to be continuously offered pursuant to a public offering or that we will otherwise constitute a publicly offered regulated investment company in the future.

PORTFOLIO MANAGEMENT

The first paragraph under “Portfolio Management – Our Investment Sub-Adviser” on page 94 of the Prospectus is hereby replaced with the following:

The Sub-Adviser is a wholly owned subsidiary of Main Street, an internally managed BDC organized on March 9, 2007. The investment professional and principals of the Sub-Adviser are also the investment professionals and principals of Main Street. The people who originate, source and execute investments for Main Street will perform the same functions for our Sub-Adviser. At March 31, 2012, Main Street had debt and equity investments with an aggregate fair value of $639.1 million in 115 portfolio companies, including investments in over-the-counter debt securities with an aggregate fair value of approximately $251.0 million in 62 separate issuers. Main Street’s common stock trades on the New York Stock Exchange under the ticker symbol “MAIN.” The principal executive offices of our Sub-Adviser are located at 1300 Post Oak Boulevard, Suite 800, Houston, Texas 77056.

The second paragraph under “Portfolio Management – Our Investment Sub-Adviser” on page 95 of the Prospectus is hereby replaced with the following:

Persons who purchase shares of our common stock will not acquire any ownership interest in Main Street’s common stock, as to which this table relates. Because the investment professionals who select investments on behalf of Main Street are the same individuals who will select investments on behalf of the Company’s sub-adviser, this table is intended to demonstrate the capabilities of these investment professionals and principals in originating, sourcing and executing investments for a business development company. It should not be assumed that investors who acquire shares of our common stock in this offering will experience results comparable to those experienced by investors in Main Street. Furthermore, the differences with respect to the allocation of the Company’s investment portfolio and Main Street’s investment portfolio may cause an investment in the Company to result in a total return performance rate substantially different than what is set forth above.

DISTRIBUTION REINVESTMENT PLAN

The last sentence in the second paragraph on page 113 of the Prospectus is hereby replaced with the following:

If you elect to participate in the distribution reinvestment plan and you fail to meet the applicable income and net worth standards or are no longer able to make the other investment representations or warranties set forth in the then current prospectus, you are expected to promptly notify us and your broker, financial advisor or investor representative in writing of the change and to terminate your participation in the distribution reinvestment plan. The ultimate responsibility, however, for determining suitability belongs to the Company and/or our broker-dealers or investment advisers.

FORM OF SUBSCRIPTION AGREEMENT

This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement beginning on page A-2 of the Prospectus with the following:

SUBSCRIPTION AGREEMENT FOR SHARES OF HMS INCOME FUND, INC.

1	Your Initial Investment Make all checks* payable to: HMS Income Fund, Inc.

*	Cash, cashier’s checks/official bank checks, temporary checks, foreign checks, money orders, third party checks, or travelers checks are not accepted.

Investment Amount $	☐ Initial Purchase
(The minimum investment is $2,500)	☐ Subsequent Purchase

☐	A. Rights of Accumulation Please link the tax identification numbers or account numbers listed below for rights of accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

Tax ID/SSN or Account Number	Tax ID/SSN or Account Number	Tax ID/SSN or Account Number

☐	B. Net Commission Purchases Please check this box if you are eligible for a Net Commission Purchase. See prospectus for details to determine if you qualify.

2	OWNERSHIP TYPE (Select only one)

Non-Custodial Account Type	Third Party Custodial Account Type
Brokerage Account Number _________________________	Custodian Account Number _________________________
☐ Individual or Joint Tenant with Rights of Survivorship	☐ IRA
☐ Transfer on Death Optional designation. Not available for Louisiana or Puerto Rico residents. See Section 3D.	☐ ROTH IRA
☐ SEP IRA
☐ Tenants in Common
☐ Simple IRA
☐ Community Property
☐ Other __________________________________
☐ Uniform Gift/Transfer to Minors
Custodian Information (To be completed by Custodian)
State of_____________________
Custodian Name_____________________________
☐ Pension Plan Include Certification of Investment Powers Form
☐ Trust Include Certification of Investment Powers Form	Custodian Tax ID #___________________________
☐ Corporation / Partnership / Other	Custodian Phone #___________________________
Corporate Resolution or Partnership Agreement Required

3	INVESTOR INFORMATION

A. Investor Name (Investor/Trustee/Executor/Authorized Signatory Information)

(Residential street address MUST be provided. See Section 4 if mailing address is different than residential street address.)

First Name	(MI)	Last Name		Gender

Social Security Number	Date of Birth (MM/DD/YYYY)			Daytime Phone Number

Residential Street Address		City	State	Zip Code

If Non-U.S. Citizen, Specify Country of Citizenship and Select One below (required)
☐ Resident Alien ☐ Non-Resident Alien (Attach a completed Form W8-BEN)
Country of Citizenship

B. Co-Investor Name (Co-Investor/Co-Trustee/Co-Authorized Signatory Information, if applicable)

First Name	(MI)	Last Name		Gender

Social Security Number	Date of Birth (MM/DD/YYYY)			Daytime Phone Number

Residential Street Address		City	State	Zip Code

If Non-U.S. Citizen, Specify Country of Citizenship and Select One below (required)
☐ Resident Alien ☐ Non-Resident Alien (Attach a completed Form W8-BEN)
Country of Citizenship

HMSISUB 07/12

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C. Entity Name - Retirement Plan/Trust/Corporation/Partnership/Other
(Trustee(s) and/or authorized signatory(s) information MUST be provided in Sections 3A and 3B)

Entity Name	Tax ID Number	Date of Trust
Entity Type (Select one. Required)
☐ Retirement Plan ☐ Trust ☐ S-Corp	☐ C-Corp ☐ LLC ☐ Partnership	☐ Other_____________________

D. Transfer on Death Beneficiary Information (Individual or Joint Account with rights of survivorship only.) (Not available for Louisiana or Puerto Rico residents.) (Beneficiary Date of Birth required. Whole percentages only; must equal 100%.)

First Name	(MI)	Last Name	SSN:	Date of Birth (MM/DD/YYYY)	☐ Primary
☐ Secondary___%

First Name	(MI)	Last Name	SSN:	Date of Birth (MM/DD/YYYY)	☐ Primary
☐ Secondary____%

First Name	(MI)	Last Name	SSN:	Date of Birth (MM/DD/YYYY)	☐ Primary
☐ Secondary____%

First Name	(MI)	Last Name	SSN:	Date of Birth (MM/DD/YYYY)	☐ Primary
☐ Secondary____%

4 MAILING ADDRESS (If different than residential street address provided in Section 3A)

Address	City	State	Zip Code:

5 SELECT HOW YOU WANT TO RECEIVE YOUR DISTRIBUTIONS (Select only one)

   Complete this section to enroll in the Distribution Reinvestment Plan or to elect to receive cash distributions.

I hereby subscribe for Shares of HMS Income Fund, Inc. and elect the distribution option indicated below:

A. ☐ Distribution Reinvestment Plan (See Prospectus for details)

For Custodial held accounts, if you elect cash distributions the funds must be sent to the Custodian.

B. ☐ Cash/Check Mailed to the address set forth above (Available for Non-Custodial Investors only.)

C. ☐ Cash/Check Mailed to Third Party/Custodian

Name/Entity Name/Financial Institution		Mailing Address

City	State	Zip Code	Account Number (Required)

D. ☐ Cash/Direct Deposit Attach a pre-printed voided check. (Non-Custodial Investors Only)

I authorize HMS Income Fund, Inc. or its agent to deposit my distribution into my checking or savings account. This authority will remain in force until I notify HMS Income Fund, Inc. in writing to cancel it. In the event that HMS Income Fund, Inc. deposits funds erroneously into my account, they are authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Name/Entity Name/Financial Institution	Mailing Address

City	State	Zip Code

Your Bank’s ABA Routing Number	Your Bank Account Number	☐ Checking Account ☐ Savings Account

Please Attach a Pre-printed Voided Check

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6 BROKER-DEALER/FINANCIAL ADVISOR INFORMATION (Required Information. All fields must be completed)

The Financial Advisor must sign below to complete the order. The Financial Advisor hereby warrants that he/she is duly licensed and may lawfully sell Shares in the state designated as the investor’s legal residence.

Broker-Dealer	Financial Advisor Name

Advisor Mailing Address

City	State	Zip Code

Financial Advisor Number	Branch Number	Telephone Number

E-mail Address	Fax Number

Please note that unless previously agreed to in writing by HMS Income Fund, Inc., all sales of securities must be made through a Broker-Dealer, including when an RIA has introduced the sale. In all cases, Section 6 must be completed.

The undersigned confirm(s) which confirmation is made on behalf of the Broker-Dealer with respect to sales of securities made through a Broker-Dealer, that they (i) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (ii) have discussed such investor’s prospective purchase of Shares with such investor; (iii) have advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the Shares; (iv) have delivered or made available a current Prospectus and related supplements, if any, to such investor; (v) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vi) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, and that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

The undersigned Financial Advisor further represents and certifies that, in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm’s existing Anti-Money Laundering Program and Customer Identification Program.

X		X
Financial Advisor Signature	Date		Branch Manager Signature	Date
(If required by Broker-Dealer)

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7     SUBSCRIBER SIGNATURES

HMS Income Fund, Inc. is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. We may also ask to see other identifying documents. If you do not provide the information, HMS Income Fund, Inc. may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

Please separately initial each of the representations below. Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make the representations on your behalf. In order to induce HMS Income Fund, Inc. to accept this subscription, I hereby represent and warrant to you as follows:

PLEASE NOTE: ALL ITEMS MUST BE READ AND INITIALED

(a)	A copy of the Prospectus of HMS Income Fund, Inc. has been delivered or made available to me.
		Initials	Initials

(b)	I/We have (i) a minimum net worth (not including home, home furnishings and personal automobiles) of at least $250,000, or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, or that I meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under “SUITABILITY STANDARDS.”
		Initials	Initials

(c)	I acknowledge that there is no public market for the Shares and, thus, my investment in Shares is not liquid.
		Initials	Initials

(d)	I am purchasing the Shares for my own account.
		Initials	Initials

(e)	If I am a Kansas resident, I acknowledge that it is recommended by the Office of the Kansas Securities Commissioner that my aggregate investment in the Shares and similar investments should not exceed 10% of my “liquid net worth” which is that portion of the net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.
		Initials	Initials

I declare that the information supplied above is true and correct and may be relied upon by HMS Income Fund, Inc. I acknowledge that the Broker-Dealer/ Financial Advisor (Broker-Dealer/Financial Advisor of record) indicated in Section 6 of this Subscription Agreement and its designated clearing agent, if any, will have full access to my account information, including the number of shares I own, tax information (including the Form 1099) and redemption information. Investors may change the Broker-Dealer/Financial Advisor of record at any time by contacting HMS Income Fund, Inc. Investor Relations at the number indicated below.

TAXPAYER IDENTIFICATION/SOCIAL SECURITY NUMBER CONFIRMATION (required): The investor signing below, under penalties of perjury, certifies: (i) that the number shown on this subscription agreement is my correct taxpayer identification number (or I am waiting for a number to be issued to me); (ii) that I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and (iii) I am a U.S. person (including a resident alien). NOTE: You must cross out (ii) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

X			X
	Signature of Investor	Date		Signature of Co-Investor or Custodian	Date
(if applicable)

(MUST BE SIGNED BY CUSTODIAN OR TRUSTEE IF PLAN IS ADMINISTERED BY A THIRD PARTY)

8      MISCELLANEOUS

HMS Income Fund, Inc. requests that each investor that elects to have his or her distributions reinvested in its Distribution Reinvestment Plan notify it and the broker-dealer or registered investment advisor of record in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

No sale of Shares may be completed until at least five business days after you receive the final Prospectus.

You will receive a written confirmation of your purchase.

All items on the Subscription Agreement must be completed in order for your subscription to be processed. Subscribers are encouraged to read the Prospectus in its entirety for a complete explanation of an investment in the Shares of HMS Income Fund, Inc.

Return to: HMS Income Fund, Inc. ¢ P.O. Box 219010 ¢ Kansas City, MO 64121-9010

Overnight Delivery: HMS Income Fund, Inc. ¢ 430 W. 7th St. ¢ Kansas City, MO 64105

Hines Investor Relations: 888-220-6121

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CERTAIN STATES HAVE IMPOSED SPECIAL FINANCIAL SUITABILITY STANDARDS FOR SUBSCRIBERS WHO PURCHASE SHARES

Several states have established suitability requirements that are more stringent than the general standards for all investors described below. Shares will be sold to investors in these states only if they meet the special suitability standards set forth below. In each case, these special suitability standards exclude from the calculation of net worth the value of the investor’s home, home furnishings and automobiles.

GENERAL STANDARDS FOR ALL INVESTORS

Investors must have either (a) a net worth of at least $250,000 or (b) an annual gross income of $70,000 and a minimum net worth of $70,000.

Alabama — In addition to the suitability standards stated above, investors who reside in the state of Alabama must have a liquid net worth of at least 10 times their investment in us and other similar investment programs.

Arizona — The term of this offering shall be effective for a period of one year with the ability to renew for additional periods of one year.

California, Michigan and New Mexico — In addition to the suitability standards above, an investor will limit his or her investment in our common stock to a maximum of 10% of his or her net worth.

Idaho — Investors who reside in the state of Idaho must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, an Idaho investor’s total investment shall not exceed 10% of his or her liquid net worth. (The calculation of liquid net worth shall include only cash plus cash equivalents. Cash equivalents include assets which may be convertible to cash within one year.)

Iowa — Investors who reside in the state of Iowa must have either (i) a liquid net worth of $100,000 and annual gross income of $100,000 or (ii) a liquid net worth of $350,000. Additionally, an Iowa investor’s total investment in us shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

Kansas — The Office of the Kansas Securities Commissioner recommends that you should limit your aggregate investment in our shares and other similar investments to not more than 10% of your liquid net worth. Liquid net worth is that portion of your total net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

Kentucky — Investors who reside in the state of Kentucky must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, a Kentucky investor’s total investment in us shall not exceed 10% of his or her liquid net worth.

Maine — The Maine Office of Securities recommends that an investor’s aggregate investment in this offering and other similar offerings not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

Massachusetts — Investors who reside in the state of Massachusetts must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Massachusetts investor’s total investment in us and other similar investments shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

Nebraska — Nebraska investors must meet the following suitability standards: (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $350,000, or (b) a net worth of at least $500,000; and (ii) investor will not invest more than 10% of their net worth in the Issuer. For such investors, net worth should not include the value of one’s home, home furnishings, or automobiles.

New Jersey — Investors who reside in the state of New Jersey must have either (i) a minimum annual gross income of $100,000 and a minimum liquid net worth of $100,000; or (ii) a minimum liquid net worth of $300,000. Additionally, a New Jersey investor’s total investment in this offering and other similar offerings shall not exceed 10% of such investor’s liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

North Carolina — Investors who reside in the state of North Carolina must have either (i) a minimum liquid net worth of $85,000 and minimum annual gross income of $85,000 or (ii) a minimum liquid net worth of $300,000.

North Dakota — Our shares will only be sold to residents of North Dakota representing that their investment will not exceed 10% of his or her net worth and that they meet one of the established suitability standards.

Ohio — It shall be unsuitable for an Ohio investor's aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded direct purchase programs to exceed ten percent (10%) of his or her liquid net worth. 'Liquid net worth' shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

Oklahoma — Purchases by Oklahoma investors should not exceed 10% of their net worth (not including home, home furnishings and automobiles).

Oregon — In addition to the suitability standards above, the state of Oregon requires that each Oregon investor will limit his or her investment in our common stock to a maximum of 10% of his or her net worth (not including home, home furnishings or automobiles).

Tennessee — We must sell a minimum of $15,000,000 worth of shares before accepting subscriptions from residents of Tennessee. In addition, investors who reside in the state of Tennessee must have either (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000, or (ii) a minimum net worth of $500,000 exclusive of home, home furnishings and automobile. Additionally, Tennessee residents’ investment must not exceed 10% of their liquid net worth.

Texas — Investors who reside in the state of Texas must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Texas investor’s total investment in us shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

Vermont — Investors who reside in the state of Vermont must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Vermont investor’s total investment in us shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

WE INTEND TO ASSERT THE FOREGOING REPRESENTATIONS AS A DEFENSE IN ANY SUBSEQUENT LITIGATION WHERE SUCH ASSERTION WOULD BE RELEVANT. WE HAVE THE RIGHT TO ACCEPT OR REJECT THIS SUBSCRIPTION IN WHOLE OR IN PART, SO LONG AS SUCH PARTIAL ACCEPTANCE OR REJECTION DOES NOT RESULT IN AN INVESTMENT OF LESS THAN THE MINIMUM AMOUNT SPECIFIED IN THE PROSPECTUS. AS USED ABOVE, THE SINGULAR INCLUDES THE PLURAL IN ALL RESPECTS IF SHARES ARE BEING ACQUIRED BY MORE THAN ONE PERSON. THIS SUBSCRIPTION AGREEMENT AND ALL RIGHTS HEREUNDER SHALL BE GOVERNED BY, AND INTERPRETED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK WITHOUT GIVING EFFECT TO THE PRINCIPLES OF CONFLICT OF LAWS.

By executing this Subscription Agreement, the subscriber is not waiving any rights under federal or state law.

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